Schedule of Investments (unaudited)
December 31, 2024
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.(a)	484	$ 287,651
General Electric Co.	7,290	1,215,899
Howmet Aerospace, Inc.	2,732	298,799
		1,802,349
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	803	82,966
Expeditors International of Washington, Inc.	946	104,788
FedEx Corp.	1,512	425,371
United Parcel Service, Inc., Class B	4,935	622,304
		1,235,429
Automobile Components — 0.1%
Aptiv PLC(a)	1,583	95,740
BorgWarner, Inc.	1,526	48,511
		144,251
Automobiles — 2.7%
Ford Motor Co.	26,460	261,954
General Motors Co.	7,407	394,571
Tesla, Inc.(a)	18,811	7,596,634
		8,253,159
Banks — 3.7%
Bank of America Corp.	44,963	1,976,124
Citigroup, Inc.	12,739	896,698
Citizens Financial Group, Inc.	2,961	129,573
Fifth Third Bancorp	4,516	190,936
Huntington Bancshares, Inc.	9,889	160,894
JPMorgan Chase & Co.	18,963	4,545,621
KeyCorp	6,677	114,444
M&T Bank Corp.	1,115	209,631
PNC Financial Services Group, Inc. (The)	2,664	513,752
Regions Financial Corp.	6,142	144,460
Truist Financial Corp.	8,928	387,297
U.S. Bancorp	10,514	502,885
Wells Fargo & Co.	22,426	1,575,202
		11,347,517
Beverages — 1.3%
Brown-Forman Corp., Class B, NVS	1,250	47,475
Coca-Cola Co. (The)	26,114	1,625,858
Constellation Brands, Inc., Class A	1,050	232,050
Keurig Dr. Pepper, Inc.	7,609	244,401
Molson Coors Beverage Co., Class B	1,194	68,440
Monster Beverage Corp.(a)	4,716	247,873
PepsiCo, Inc.	9,241	1,405,186
		3,871,283
Biotechnology — 1.7%
AbbVie, Inc.	11,903	2,115,163
Amgen, Inc.	3,620	943,517
Biogen, Inc.(a)	981	150,014
Gilead Sciences, Inc.	8,402	776,093
Incyte Corp.(a)	1,084	74,872
Moderna, Inc.(a)	2,300	95,634
Regeneron Pharmaceuticals, Inc.(a)	709	505,042
Vertex Pharmaceuticals, Inc.(a)	1,735	698,684
		5,359,019
Broadline Retail — 4.6%
Amazon.com, Inc.(a)	63,032	13,828,590
eBay, Inc.	3,226	199,851
		14,028,441
Security	Shares	Value
Building Products — 0.5%
A. O. Smith Corp.	795	$ 54,227
Allegion PLC	585	76,448
Builders FirstSource, Inc.(a)	771	110,199
Carrier Global Corp.	5,647	385,464
Johnson Controls International PLC	4,522	356,921
Masco Corp.	1,459	105,880
Trane Technologies PLC	1,516	559,935
		1,649,074
Capital Markets — 3.4%
Ameriprise Financial, Inc.	653	347,677
Bank of New York Mellon Corp. (The)	4,898	376,313
BlackRock, Inc.(b)	980	1,004,608
Blackstone, Inc., Class A, NVS	4,860	837,961
Cboe Global Markets, Inc.	699	136,585
Charles Schwab Corp. (The)	10,073	745,503
CME Group, Inc., Class A	2,427	563,622
FactSet Research Systems, Inc.	257	123,432
Franklin Resources, Inc.	2,053	41,655
Goldman Sachs Group, Inc. (The)	2,114	1,210,519
Intercontinental Exchange, Inc.	3,867	576,222
Invesco Ltd.	3,110	54,363
KKR & Co., Inc., Class A	4,551	673,138
MarketAxess Holdings, Inc.	253	57,188
Moody’s Corp.	1,050	497,038
Morgan Stanley	8,356	1,050,516
MSCI, Inc., Class A	528	316,805
Nasdaq, Inc.	2,773	214,381
Northern Trust Corp.	1,335	136,838
Raymond James Financial, Inc.	1,232	191,367
S&P Global, Inc.	2,139	1,065,286
State Street Corp.	1,975	193,846
T Rowe Price Group, Inc.	1,502	169,861
		10,584,724
Chemicals — 1.3%
Air Products & Chemicals, Inc.	1,493	433,030
Albemarle Corp.	781	67,228
Celanese Corp., Class A	734	50,800
CF Industries Holdings, Inc.	1,172	99,995
Corteva, Inc.	4,628	263,611
Dow, Inc.	4,750	190,617
Ecolab, Inc.	1,697	397,641
FMC Corp.	851	41,367
International Flavors & Fragrances, Inc.	1,736	146,779
Linde PLC	3,207	1,342,675
LyondellBasell Industries NV, Class A	1,758	130,567
Mosaic Co. (The)	2,087	51,298
PPG Industries, Inc.	1,560	186,342
Sherwin-Williams Co. (The)	1,562	530,971
		3,932,921
Commercial Services & Supplies — 0.6%
Cintas Corp.	2,304	420,941
Copart, Inc.(a)	5,886	337,798
Republic Services, Inc.	1,373	276,220
Rollins, Inc.	1,870	86,674
Veralto Corp.	1,670	170,089
Waste Management, Inc.	2,457	495,798
		1,787,520
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	6,959	769,178
Cisco Systems, Inc.	26,848	1,589,402
F5, Inc.(a)	387	97,319

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Juniper Networks, Inc.	2,211	$ 82,802
Motorola Solutions, Inc.	1,126	520,471
		3,059,172
Construction & Engineering — 0.1%
Quanta Services, Inc.	992	313,522
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	413	213,315
Vulcan Materials Co.	889	228,677
		441,992
Consumer Finance — 0.7%
American Express Co.	3,748	1,112,369
Capital One Financial Corp.	2,569	458,104
Discover Financial Services	1,690	292,759
Synchrony Financial	2,622	170,430
		2,033,662
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	2,984	2,734,150
Dollar General Corp.	1,476	111,910
Dollar Tree, Inc.(a)	1,368	102,518
Kroger Co. (The)	4,498	275,053
Sysco Corp.	3,299	252,242
Target Corp.	3,103	419,463
Walgreens Boots Alliance, Inc.	4,934	46,034
		3,941,370
Containers & Packaging — 0.2%
Amcor PLC	9,875	92,924
Avery Dennison Corp.	532	99,553
Ball Corp.	1,999	110,205
International Paper Co.	2,350	126,477
Packaging Corp. of America	600	135,078
Smurfit WestRock PLC	3,346	180,215
		744,452
Distributors — 0.1%
Genuine Parts Co.	943	110,105
LKQ Corp.	1,717	63,100
Pool Corp.	257	87,621
		260,826
Diversified Telecommunication Services — 0.7%
AT&T Inc.	48,395	1,101,954
Verizon Communications, Inc.	28,335	1,133,117
		2,235,071
Electric Utilities — 0.7%
Constellation Energy Corp.	2,108	471,581
Edison International	2,613	208,622
Entergy Corp.	2,884	218,665
Eversource Energy	2,437	139,957
Exelon Corp.	6,778	255,124
NextEra Energy, Inc.	13,872	994,483
		2,288,432
Electrical Equipment — 0.9%
AMETEK, Inc.	1,558	280,845
Eaton Corp. PLC	2,662	883,438
Emerson Electric Co.	3,841	476,015
GE Vernova, Inc.	1,855	610,165
Generac Holdings, Inc.(a)	406	62,950
Hubbell, Inc.	360	150,801
Rockwell Automation, Inc.	762	217,772
		2,681,986
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	8,117	$ 563,726
CDW Corp.	892	155,244
Corning, Inc.	5,213	247,722
Jabil, Inc.	773	111,235
Keysight Technologies, Inc.(a)	1,165	187,134
TE Connectivity PLC	2,015	288,084
Trimble, Inc.(a)	1,631	115,246
Zebra Technologies Corp., Class A(a)	347	134,018
		1,802,409
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	6,647	272,660
Halliburton Co.	5,956	161,944
Schlumberger NV	9,548	366,070
		800,674
Entertainment — 1.5%
Electronic Arts, Inc.	1,601	234,226
Live Nation Entertainment, Inc.(a)	1,064	137,788
Netflix, Inc.(a)	2,879	2,566,110
Take-Two Interactive Software, Inc.(a)	1,094	201,384
Walt Disney Co. (The)	12,198	1,358,247
Warner Bros Discovery, Inc., Class A(a)	15,115	159,766
		4,657,521
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B(a)	12,346	5,596,195
Corpay, Inc.(a)	467	158,042
Fidelity National Information Services, Inc.	3,626	292,872
Fiserv, Inc.(a)	3,832	787,169
Global Payments, Inc.	1,728	193,640
Jack Henry & Associates, Inc.	491	86,072
Mastercard, Inc., Class A	5,521	2,907,193
PayPal Holdings, Inc.(a)	6,753	576,369
Visa, Inc., Class A	11,640	3,678,706
		14,276,258
Food Products — 0.7%
Archer-Daniels-Midland Co.	3,242	163,786
Bunge Global SA	959	74,572
Conagra Brands, Inc.	3,271	90,770
General Mills, Inc.	3,726	237,607
Hershey Co. (The)	996	168,673
Hormel Foods Corp.	1,929	60,513
J M Smucker Co. (The)	718	79,066
Kellanova	1,808	146,394
Kraft Heinz Co. (The)	5,980	183,646
Lamb Weston Holdings, Inc.	944	63,087
McCormick & Co., Inc., NVS	1,684	128,388
Mondelez International, Inc., Class A	9,007	537,988
The Campbell’s Co.	1,350	56,538
Tyson Foods, Inc., Class A	1,903	109,308
		2,100,336
Gas Utilities — 0.1%
Atmos Energy Corp.	1,044	145,398
Ground Transportation — 0.9%
CSX Corp.	12,949	417,864
JB Hunt Transport Services, Inc.	538	91,815
Norfolk Southern Corp.	1,529	358,856
Old Dominion Freight Line, Inc.	1,272	224,381
Uber Technologies, Inc.(a)	14,173	854,915
Union Pacific Corp.	4,084	931,316
		2,879,147

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	11,683	$ 1,321,464
Align Technology, Inc.(a)	479	99,876
Baxter International, Inc.	3,491	101,798
Becton Dickinson & Co.	1,953	443,077
Boston Scientific Corp.(a)	9,938	887,662
Cooper Cos., Inc. (The)(a)	1,326	121,899
Dexcom, Inc.(a)	2,631	204,613
Edwards Lifesciences Corp.(a)	3,973	294,121
GE HealthCare Technologies, Inc.	3,088	241,420
Hologic, Inc.(a)	1,582	114,046
IDEXX Laboratories, Inc.(a)	548	226,565
Insulet Corp.(a)	467	121,920
Intuitive Surgical, Inc.(a)	2,394	1,249,572
Medtronic PLC	8,622	688,725
ResMed, Inc.	991	226,632
STERIS PLC	669	137,520
Stryker Corp.	2,314	833,156
Teleflex, Inc.	315	56,064
Zimmer Biomet Holdings, Inc.	1,341	141,650
		7,511,780
Health Care Providers & Services — 2.2%
Cardinal Health, Inc.	1,635	193,371
Cencora, Inc.	1,172	263,325
Centene Corp.(a)	3,401	206,033
Cigna Group (The)	1,874	517,486
CVS Health Corp.	8,468	380,129
DaVita, Inc.(a)	312	46,660
Elevance Health, Inc.	1,566	577,697
HCA Healthcare, Inc.	1,228	368,584
Henry Schein, Inc.(a)	854	59,097
Humana, Inc.	818	207,535
Labcorp Holdings, Inc.	562	128,878
McKesson Corp.	855	487,273
Molina Healthcare, Inc.(a)	381	110,890
Quest Diagnostics, Inc.	757	114,201
UnitedHealth Group, Inc.	6,199	3,135,826
Universal Health Services, Inc., Class B	388	69,615
		6,866,600
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,058	103,208
Healthpeak Properties, Inc.	4,708	95,431
Ventas, Inc.	2,799	164,833
Welltower, Inc.	3,985	502,230
		865,702
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	4,792	83,956
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	2,916	383,192
Booking Holdings, Inc.	223	1,107,958
Caesars Entertainment, Inc.(a)	1,396	46,654
Carnival Corp.(a)	6,997	174,365
Chipotle Mexican Grill, Inc.(a)	9,177	553,373
Darden Restaurants, Inc.	784	146,365
Domino’s Pizza, Inc.	229	96,125
Expedia Group, Inc.(a)	824	153,536
Hilton Worldwide Holdings, Inc.	1,642	405,837
Las Vegas Sands Corp.	2,339	120,131
Marriott International, Inc., Class A	1,554	433,473
McDonald’s Corp.	4,827	1,399,299
MGM Resorts International(a)	1,571	54,435
Norwegian Cruise Line Holdings Ltd.(a)	2,970	76,418
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	1,666	$ 384,329
Starbucks Corp.	7,641	697,241
Wynn Resorts Ltd.	616	53,075
Yum! Brands, Inc.	1,880	252,221
		6,538,027
Household Durables — 0.3%
DR Horton, Inc.	1,971	275,585
Garmin Ltd.	1,031	212,654
Lennar Corp., Class A	1,609	219,419
Mohawk Industries, Inc.(a)	358	42,649
NVR, Inc.(a)	20	163,578
PulteGroup, Inc.	1,394	151,807
		1,065,692
Household Products — 1.2%
Church & Dwight Co., Inc.	1,653	173,085
Clorox Co. (The)	837	135,937
Colgate-Palmolive Co.	5,501	500,096
Kimberly-Clark Corp.	2,246	294,316
Procter & Gamble Co. (The)	15,863	2,659,432
		3,762,866
Industrial REITs — 0.2%
Prologis, Inc.	6,249	660,519
Insurance — 2.2%
Aflac, Inc.	3,357	347,248
Allstate Corp. (The)	1,785	344,130
American International Group, Inc.	4,201	305,833
Aon PLC, Class A	1,456	522,937
Arch Capital Group Ltd.	2,535	234,107
Arthur J. Gallagher & Co.	1,682	477,436
Assurant, Inc.	344	73,348
Brown & Brown, Inc.	1,601	163,334
Chubb Ltd.	2,525	697,658
Cincinnati Financial Corp.	1,051	151,029
Erie Indemnity Co., Class A, NVS	168	69,255
Globe Life, Inc.	558	62,228
Hartford Financial Services Group, Inc. (The)	1,953	213,658
Loews Corp.	1,233	104,423
Marsh & McLennan Cos., Inc.	3,313	703,714
MetLife, Inc.	3,918	320,806
Principal Financial Group, Inc.	1,408	108,993
Progressive Corp. (The)	3,953	947,178
Prudential Financial, Inc.	2,395	283,879
Travelers Cos., Inc. (The)	1,525	367,357
W R Berkley Corp.	2,044	119,615
Willis Towers Watson PLC	678	212,377
		6,830,543
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A	39,356	7,450,091
Alphabet, Inc., Class C, NVS	32,057	6,104,935
Match Group, Inc.(a)	1,650	53,971
Meta Platforms, Inc., Class A	14,684	8,597,629
		22,206,626
IT Services — 0.8%
Accenture PLC, Class A	4,209	1,480,684
Akamai Technologies, Inc.(a)	1,010	96,607
Cognizant Technology Solutions Corp., Class A	3,323	255,539
EPAM Systems, Inc.(a)	387	90,488
Gartner, Inc.(a)	522	252,893

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
GoDaddy, Inc., Class A(a)	939	$ 185,331
VeriSign, Inc.(a)	566	117,139
		2,478,681
Leisure Products — 0.0%
Hasbro, Inc.	866	48,418
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	1,935	259,948
Bio-Techne Corp.	1,076	77,504
Charles River Laboratories International, Inc.(a)	347	64,056
Danaher Corp.	4,324	992,574
IQVIA Holdings, Inc.(a)	1,167	229,327
Mettler-Toledo International, Inc.(a)	143	174,986
Revvity, Inc.	809	90,293
Thermo Fisher Scientific, Inc.	2,578	1,341,153
Waters Corp.(a)	398	147,650
West Pharmaceutical Services, Inc.	487	159,522
		3,537,013
Machinery — 1.7%
Caterpillar, Inc.	3,252	1,179,695
Cummins, Inc.	926	322,804
Deere & Co.	1,714	726,222
Dover Corp.	930	174,468
Fortive Corp.	2,325	174,375
IDEX Corp.	505	105,691
Illinois Tool Works, Inc.	1,810	458,944
Ingersoll Rand, Inc.	2,729	246,865
Nordson Corp.	369	77,210
Otis Worldwide Corp.	2,681	248,287
PACCAR, Inc.	3,548	369,063
Parker-Hannifin Corp.	865	550,166
Pentair PLC	1,098	110,503
Snap-on, Inc.	353	119,836
Stanley Black & Decker, Inc.	1,034	83,020
Westinghouse Air Brake Technologies Corp.	1,158	219,545
Xylem, Inc.	1,642	190,505
		5,357,199
Media — 0.5%
Charter Communications, Inc., Class A(a)(c)	651	223,143
Comcast Corp., Class A	25,711	964,934
Fox Corp., Class A, NVS	1,519	73,793
Fox Corp., Class B	867	39,657
Interpublic Group of Cos., Inc. (The)	2,531	70,919
News Corp., Class A, NVS	2,572	70,833
News Corp., Class B	733	22,305
Omnicom Group, Inc.	1,301	111,938
Paramount Global, Class B, NVS	4,035	42,206
		1,619,728
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	9,668	368,157
Newmont Corp.	7,640	284,361
Nucor Corp.	1,582	184,635
Steel Dynamics, Inc.	943	107,568
		944,721
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	4,390	139,295
Consolidated Edison, Inc.	2,329	207,816
Dominion Energy, Inc.	5,687	306,302
Public Service Enterprise Group, Inc.	3,363	284,140
Sempra	4,250	372,810
		1,310,363
Security	Shares	Value
Office REITs — 0.0%
BXP, Inc.	973	$ 72,352
Oil, Gas & Consumable Fuels — 0.8%
Kinder Morgan, Inc.	13,079	358,365
Marathon Petroleum Corp.	2,165	302,018
ONEOK, Inc.	3,946	396,178
Phillips 66	2,782	316,953
Targa Resources Corp.	1,476	263,466
Valero Energy Corp.	2,132	261,362
Williams Cos., Inc. (The)	8,195	443,513
		2,341,855
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	4,345	262,873
Southwest Airlines Co.	3,992	134,211
United Airlines Holdings, Inc.(a)	2,202	213,814
		610,898
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	1,578	118,318
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	13,682	773,854
Eli Lilly & Co.	5,307	4,097,004
Merck & Co., Inc.	17,039	1,695,040
Pfizer, Inc.	38,121	1,011,350
Viatris, Inc.	8,065	100,409
Zoetis, Inc., Class A	3,032	494,004
		8,171,661
Professional Services — 0.6%
Automatic Data Processing, Inc.	2,747	804,129
Broadridge Financial Solutions, Inc.	787	177,933
Dayforce, Inc.(a)(c)	1,072	77,870
Equifax, Inc.	836	213,055
Paychex, Inc.	2,149	301,333
Paycom Software, Inc.	332	68,050
Verisk Analytics, Inc.	951	261,934
		1,904,304
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	2,017	264,812
CoStar Group, Inc.(a)	2,762	197,731
		462,543
Residential REITs — 0.3%
AvalonBay Communities, Inc.	961	211,391
Camden Property Trust	725	84,129
Equity Residential	2,312	165,909
Essex Property Trust, Inc.	433	123,595
Invitation Homes, Inc.	3,805	121,646
Mid-America Apartment Communities, Inc.	787	121,647
UDR, Inc.	2,034	88,296
		916,613
Retail REITs — 0.3%
Federal Realty Investment Trust	519	58,102
Kimco Realty Corp.	4,565	106,958
Realty Income Corp.	5,851	312,502
Regency Centers Corp.	1,089	80,510
Simon Property Group, Inc.	2,073	356,991
		915,063
Semiconductors & Semiconductor Equipment — 12.5%
Advanced Micro Devices, Inc.(a)	10,916	1,318,544
Analog Devices, Inc.	3,339	709,404
Applied Materials, Inc.	5,553	903,084

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	31,459	$ 7,293,455
Enphase Energy, Inc.(a)	921	63,254
First Solar, Inc.(a)	714	125,835
Intel Corp.	29,051	582,473
KLA Corp.	901	567,738
Lam Research Corp.	8,667	626,017
Microchip Technology, Inc.	3,639	208,697
Micron Technology, Inc.	7,475	629,096
Monolithic Power Systems, Inc.	329	194,669
NVIDIA Corp.	165,226	22,188,200
NXP Semiconductors NV	1,715	356,463
ON Semiconductor Corp.(a)	2,849	179,629
QUALCOMM, Inc.	7,483	1,149,538
Skyworks Solutions, Inc.	1,069	94,799
Teradyne, Inc.	1,104	139,016
Texas Instruments, Inc.	6,141	1,151,499
		38,481,410
Software — 11.2%
Adobe, Inc.(a)	2,965	1,318,476
ANSYS, Inc.(a)	590	199,025
Autodesk, Inc.(a)	1,451	428,872
Cadence Design Systems, Inc.(a)	1,848	555,250
Crowdstrike Holdings, Inc., Class A(a)	1,568	536,507
Fair Isaac Corp.(a)	164	326,513
Fortinet, Inc.(a)	4,274	403,808
Gen Digital, Inc.	3,670	100,485
Intuit, Inc.	1,889	1,187,236
Microsoft Corp.	50,079	21,108,298
Oracle Corp.	10,826	1,804,045
Palantir Technologies, Inc., Class A(a)	13,807	1,044,223
Palo Alto Networks, Inc.(a)	4,409	802,262
PTC, Inc.(a)	803	147,648
Roper Technologies, Inc.	725	376,891
Salesforce, Inc.	6,439	2,152,751
ServiceNow, Inc.(a)	1,387	1,470,386
Synopsys, Inc.(a)	1,037	503,318
Tyler Technologies, Inc.(a)	286	164,919
		34,630,913
Specialized REITs — 1.0%
American Tower Corp.	3,149	577,558
Crown Castle, Inc.	2,915	264,565
Digital Realty Trust, Inc.	2,100	372,393
Equinix, Inc.	650	612,878
Extra Space Storage, Inc.	1,421	212,582
Iron Mountain, Inc.	1,985	208,643
Public Storage	1,061	317,706
SBA Communications Corp., Class A	726	147,959
VICI Properties, Inc.	7,038	205,580
Weyerhaeuser Co.	4,873	137,175
		3,057,039
Specialty Retail — 2.0%
AutoZone, Inc.(a)	114	365,028
Best Buy Co., Inc.	1,327	113,857
CarMax, Inc.(a)	1,057	86,420
Home Depot, Inc. (The)	6,693	2,603,510
Lowe’s Cos., Inc.	3,821	943,023
Security	Shares	Value
Specialty Retail (continued)
O’Reilly Automotive, Inc.(a)	389	$ 461,276
Ross Stores, Inc.	2,223	336,273
TJX Cos., Inc. (The)	7,597	917,794
Tractor Supply Co.	3,640	193,138
Ulta Beauty, Inc.(a)	318	138,308
		6,158,627
Technology Hardware, Storage & Peripherals — 8.7%
Apple Inc.	101,815	25,496,512
Dell Technologies, Inc., Class C	2,069	238,432
Hewlett Packard Enterprise Co.	8,710	185,959
HP, Inc.	6,491	211,801
NetApp, Inc.	1,379	160,074
Seagate Technology Holdings PLC	1,416	122,215
Super Micro Computer, Inc.(a)	3,385	103,175
Western Digital Corp.(a)	2,329	138,878
		26,657,046
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	1,023	207,761
Lululemon Athletica, Inc.(a)	761	291,014
NIKE, Inc., Class B	8,019	606,798
Ralph Lauren Corp., Class A	265	61,210
Tapestry, Inc.	1,538	100,477
		1,267,260
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,844	276,422
United Rentals, Inc.	442	311,363
		587,785
Water Utilities — 0.1%
American Water Works Co., Inc.	1,324	164,825
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	3,283	724,657
Total Long-Term Investments — 99.8% (Cost: $270,046,645)		307,589,518
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(b)(d)(e)	89,920	89,965
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(b)(d)	340,995	340,995
Total Short-Term Securities — 0.2% (Cost: $430,930)		430,960
Total Investments — 100.0% (Cost: $270,477,575)		308,020,478
Other Assets Less Liabilities — 0.0%		81,366
Net Assets — 100.0%		$ 308,101,844
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P 500 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 96,777	$ —	$ (4,476)(a)	$ (2,333)	$ (3)	$ 89,965	89,920	$ 1,113(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	306,229	34,766(a)	—	—	—	340,995	340,995	16,615	—
BlackRock, Inc.	732,822	289,571	(184,605)	35,042	131,778	1,004,608	980	8,594	—
				$ 32,709	$ 131,775	$ 1,435,568		$ 26,322	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	15	03/21/25	$ 445	$ (12,534)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P 500 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 307,589,518	$ —	$ —	$ 307,589,518
Short-Term Securities
Money Market Funds	430,960	—	—	430,960
	$ 308,020,478	$ —	$ —	$ 308,020,478
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (12,534)	$ —	$ —	$ (12,534)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust